Subsequent Events (Details) - Event After Reporting Period [Member] - MXN ($) $ in Millions		1 Months Ended
	Mar. 10, 2020	Jan. 16, 2020
Disclosure of non-adjusting events after reporting period [line items]
Preliminary tariff rate on products		6.75%
Dividend paid	$ 1,990